Loans and Allowance for Credit Losses, Loans by Credit Impairment Methodology (Details) - USD ($) $ in Millions	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Loans and Allowance for Credit Losses, by Credit Impairment Method [Abstract]
Allowance for Credit Losses, Collectively evaluated	$ 9,264		$ 10,070
Allowance for Credit Losses, Individually evaluated	1,443		1,890
Total allowance for credit losses	10,707		11,960		$ 12,540	$ 12,512	$ 13,169	$ 14,971
Financing Receivable, Collectively evaluated	931,754		925,261
Financing Receivable, Individually evaluated	16,347		18,674
Loans	953,110	[1]	956,770	[1]	967,604	916,559	862,551
Commercial Portfolio Segment [Member]
Loans and Allowance for Credit Losses, by Credit Impairment Method [Abstract]
Allowance for Credit Losses, Collectively evaluated	5,903		5,927
Allowance for Credit Losses, Individually evaluated	514		705
Total allowance for credit losses	6,417		6,632		7,394
Financing Receivable, Collectively evaluated	510,180		499,342
Financing Receivable, Individually evaluated	3,221		3,960
Loans	513,405		503,388		506,536	456,583	414,826
Consumer Portfolio Segment [Member]
Loans and Allowance for Credit Losses, by Credit Impairment Method [Abstract]
Allowance for Credit Losses, Collectively evaluated	3,361		4,143
Allowance for Credit Losses, Individually evaluated	929		1,185
Total allowance for credit losses	4,290		5,328		5,146
Financing Receivable, Collectively evaluated	421,574		425,919
Financing Receivable, Individually evaluated	13,126		14,714
Loans	439,705		453,382		$ 461,068	$ 459,976	$ 447,725
SEC Schedule, 12-09, Allowance, Credit Loss [Member]
Loans and Allowance for Credit Losses, by Credit Impairment Method [Abstract]
Total allowance for credit losses	0		0
SEC Schedule, 12-09, Allowance, Credit Loss [Member] | Commercial Portfolio Segment [Member]
Loans and Allowance for Credit Losses, by Credit Impairment Method [Abstract]
Total allowance for credit losses	0		0
SEC Schedule, 12-09, Allowance, Credit Loss [Member] | Consumer Portfolio Segment [Member]
Loans and Allowance for Credit Losses, by Credit Impairment Method [Abstract]
Total allowance for credit losses	0		0
PCI Loans Carrying Value [Member]
Loans and Allowance for Credit Losses, by Credit Impairment Method [Abstract]
Financing Receivable, Recorded Investment, Current	5,009		12,835
PCI Loans Carrying Value [Member] | Commercial Portfolio Segment [Member]
Loans and Allowance for Credit Losses, by Credit Impairment Method [Abstract]
Financing Receivable, Recorded Investment, Current	4		86
PCI Loans Carrying Value [Member] | Consumer Portfolio Segment [Member]
Loans and Allowance for Credit Losses, by Credit Impairment Method [Abstract]
Financing Receivable, Recorded Investment, Current	$ 5,005		$ 12,749

[1]	(3)Parenthetical amounts represent assets and liabilities that we are required to carry at fair value or have elected the fair value option.